Commitments - Summary of Lease Commitments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Commitments [Line Items]
Lease commitments	$ 3,357	$ 2,839	$ 3,678
Payable within one year [Member]
Disclosure Of Lease Commitments [Line Items]
Lease commitments	2,062	1,767	2,259
Payable in the second to fifth year inclusive [Member]
Disclosure Of Lease Commitments [Line Items]
Lease commitments	$ 1,295	$ 1,072	$ 1,419